Cover	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2026
Entity File Number	001-38426
Entity Registrant Name	VALOR ENERGY INC
Entity Central Index Key	0001711012
Entity Tax Identification Number	35-2600898
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	230 Park Avenue
Entity Address, Address Line Two	Floor 3
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10169
City Area Code	929
Local Phone Number	872-1185
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	VAI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false